Long-Term Debt - Maturities (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Long-Term Debt
Thereafter	$ 250.0
Total	250.0
Interest expense	$ 30.4	$ 7.7	$ 0.0